Equity - Summary of Shares Held By Employee Share Trusts (Detail) - USD ($) shares in Millions, $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Number of shares	0.9	0.1	0.1
Carrying value	$ 21.7	$ 1.4	$ 4.9
Market value	$ 57.3	$ 3.1	$ 9.6